Common Stock Warrants (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Common Stock Warrants Details
Number of warrants/options Outstanding, Beginning	10,648,389	1,227,656
Granted warrants	869,911	10,648,389
Cancelled/Forfeited warrants		(1,041,565)
Exercised warrants	(6,467,004)	(186,091)
Number of warrants/options Outstanding, Ending	5,051,296	10,648,389
Weighted Average Exercise Price
Weighted Average Exercise Price warrants, Beginning	$ 1.91	$ 0.54
Weighted Average Exercise Price warrants, Granted		1.91
Weighted Average Exercise Price warrants, Cancelled/Forfeited		0.54
Weighted Average Exercise Price warrants, Exercised	$ 0.50	0.54
Weighted Average Exercise Price warrants, Ending	$ 1.53	$ 1.91